Other Current Monetary Assets - Summary of Other Current Monetary Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Other Current Monetary Assets [Abstract]
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	$ 21,680		$ 18,573
Accrued custodial receipts	725		893
Others	1,003		886
Other current monetary assets	$ 23,408	$ 714	$ 20,352